John L. Reizian
Assistant Vice President and Associate General Counsel
Lincoln Life & Annuity Company of New York
350 Church Street
Hartford, Connecticut 06103-1106
Telephone: (860) 466-1539
Facsimile:  (860) 466-2550
John.Reizian@lfg.com

May 4, 2010

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re:  LLANY Separate Account Y. for Flexible Premium Variable Life
       Lincoln Life & Annuity Company of New York (“LLANY”)
 File No. 333-159954; 811-21029; CIK: 0001164757
       Rule 497 (j) Filing

To the Commission:

On behalf of Lincoln Life & Annuity Company of New York and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933.  I am representing LNY in these matters.

LNY, as Registrant, hereby certifies that the form of prospectus for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(c), does not differ from the form of prospectus contained in the most recent post-effective amendment filed electronically on April 21, 2010.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Assistant Vice President and Associate General Counsel